Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value weighted-average assumptions

	Year Ended December 31,
	2021	2020
Risk-free interest rate	0.7%	0.4%
Expected term (in years)	6.0	5.7
Expected volatility	31.4%	31.4%
Expected dividend yield	0.0%	0.0%

Summary of stock option activity

The following tables summarize the Company’s stock option activity since December 31, 2020 (in thousands, except for share and per share data):

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
			(in years)
Outstanding as of December 31, 2020	18,770,767	$0.36
Granted	6,472,725	0.42
Exercised	(2,806,961)	0.33
Exercised upon settlement of related party note	(1,469,366)	0.24
Forfeited	(198,035)	0.37
Outstanding as of December 31, 2021	20,769,130	0.39	8.00	$84,430
Vested and expected to vest as of December 31, 2021	20,769,130	$0.39	8.00	$84,430
Options exercisable as of December 31, 2021	10,849,885	$0.37	7.33	$44,353

Schedule of fair value measurements of common stock warrants granted

Warrants - Black Scholes
Risk-free interest rate	0.4%
Expected term (in years)	3.00
Expected volatility	23.9%
Expected dividend yield	0.0%

Schedule of allocation of share based compensation expense

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2021	2020
Cost of revenue	$58	$10
Sales and marketing	4,682	104
General and administrative	2,840	370
Research and development	931	178
Total stock-based compensation expense	$8,511	$662

Schedule of stock-based compensation expense

Stock-based compensation expense was classified by award type in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2021	2020
Stock options	$644	$662
Earn-out shares	4,338	—
Warrants	2,165	—
Restricted stock units	1,364	—
Total stock-based compensation expense	$8,511	$662

Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

	Number of	Grant Date Fair
	Shares	Value

Outstanding as of December 31, 2020	—	—
Granted	2,013,110	$6.76
Vested	(2,625)	7.01
Canceled	(58,561)	7.01
Outstanding as of December 31, 2021	1,951,924	$6.76